Leases - Right-Of-Use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Leases
Right-of-use assets, beginning			$ 83,966	$ 56,994
Additions			22,630	10,686
Changes in fair value of past acquisitions			2,804	21,933
Transfer (from)/to assets classified as held for sale			(7,339)
Disposals			(6,097)	(1,541)
Remeasurements			9,090	6,722
Depreciation			(14,768)	(10,472)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(2,345)	(356)
Right-of-use assets, ending	$ 5,204		87,941	83,966
Land and buildings
Leases
Right-of-use assets, beginning			81,753	54,944
Additions			21,858	10,208
Changes in fair value of past acquisitions			2,774	21,414
Transfer (from)/to assets classified as held for sale			(6,721)
Disposals			(5,956)	(1,464)
Remeasurements			8,416	6,228
Depreciation			(13,889)	(9,366)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(2,184)	(211)
Right-of-use assets, ending			86,051	81,753
Other
Leases
Right-of-use assets, beginning			2,213	2,050
Additions			772	478
Changes in fair value of past acquisitions			30	519
Transfer (from)/to assets classified as held for sale			(618)
Disposals			(141)	(77)
Remeasurements			674	494
Depreciation			(879)	(1,106)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(161)	(145)
Right-of-use assets, ending			1,890	$ 2,213
Discontinued operations
Leases
Right-of-use assets, ending			$ 2,827

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3